U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2012
U.S. Bancorp (Parent Company)
NOTE 22	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2012	2011
Assets
Due from banks, principally interest-bearing	$3,630	$4,728
Available-for-sale securities	425	1,166
Investments in bank subsidiaries	38,007	33,179
Investments in nonbank subsidiaries	1,445	1,321
Advances to bank subsidiaries	6,173	6,094
Advances to nonbank subsidiaries	1,404	1,190
Other assets	1,550	1,481
Total assets	$52,634	$49,159
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$134	$29
Long-term debt	12,772	14,593
Other liabilities	730	559
Shareholders’ equity	38,998	33,978
Total liabilities and shareholders’ equity	$52,634	$49,159

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Income
Dividends from bank subsidiaries	$250	$1,500	$–
Dividends from nonbank subsidiaries	4	7	3
Interest from subsidiaries	96	101	109
Other income	149	134	105
Total income	499	1,742	217
Expense
Interest on short-term funds borrowed	1	1	1
Interest on long-term debt	392	424	366
Other expense	122	79	80
Total expense	515	504	447
Income before income taxes and equity in undistributed income of subsidiaries	(16)	1,238	(230)
Applicable income taxes	(85)	(83)	(70)
Income of parent company	69	1,321	(160)
Equity in undistributed income of subsidiaries	5,578	3,551	3,477
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Operating Activities
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(5,578)	(3,551)	(3,477)
Other, net	(35)	12	130
Net cash provided by (used in) operating activities	34	1,333	(30)
Investing Activities
Proceeds from sales and maturities of investment securities	979	297	298
Purchases of investment securities	(35)	(36)	(63)
Investments in subsidiaries	–	–	(1,750)
Equity distributions from subsidiaries	845	77	58
Net (increase) decrease in short-term advances to subsidiaries	207	(4,613)	(253)
Long-term advances to subsidiaries	(500)	–	(300)
Principal collected on long-term advances to subsidiaries	–	–	300
Other, net	(22)	(3)	33
Net cash provided by (used in) investing activities	1,474	(4,278)	(1,677)
Financing Activities
Net increase (decrease) in short-term borrowings	105	(31)	(782)
Proceeds from issuance of long-term debt	3,550	2,426	4,250
Principal payments or redemption of long-term debt	(5,412)	(851)	(5,250)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	–	(4)
Proceeds from issuance of preferred stock	2,163	676	–
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)	–
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by (used in) financing activities	(2,606)	951	(2,139)
Change in cash and due from banks	(1,098)	(1,994)	(3,846)
Cash and due from banks at beginning of year	4,728	6,722	10,568
Cash and due from banks at end of year	$3,630	$4,728	$6,722

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. The approval of the Office of the Comptroller of the Currency is required if total dividends by a national bank in any calendar year exceed the bank’s net income for that year combined with its retained net income for the preceding two calendar years, or if the bank’s retained earnings are less than zero. Furthermore, dividends are restricted by the Comptroller of the Currency’s minimum capital constraints for all national banks. Within these guidelines, all bank subsidiaries have the ability to pay dividends without prior regulatory approval. The amount of dividends available to the parent company from the bank subsidiaries at December 31, 2012, was approximately $7.9 billion.